Loans and secured notes payable (Tables) - Reservoir Holdings Inc And Subsidiaries	12 Months Ended
Mar. 31, 2021
Schedule of Long-term debt

	2021	2020
	$	$
Secured loan bearing interest at LIBOR plus a spread	18,500,000	19,500,000

	2021	2020
	$	$
Secured line of credit bearing interest at LIBOR plus a spread	197,090,848	156,490,848
Debt issuance costs, net	(3,058,973)	(3,205,416)
	212,531,875	172,785,432
Less: short term portion of Secured loan	1,000,000	1,000,000
	211,531,875	171,785,432

Schedule of Expected principal repayment	As of March 31, 2021, the expected principal repayment is as follows:

$
2022	1,000,000
2023	1,000,000
2024	213,590,848
215,590,848